December 6, 2006
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549
Attn: Jeffrey B. Werbitt
     Re:       Business Objects S.A.
                  Form S-3 (File No. 333-136449)
Ladies and Gentlemen:
     On behalf of Business Objects S.A. (“Business Objects”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received telephonically on November 17, 2006 relating to the Registration Statement on Form S-3 (File No. 333-136449) originally filed with the Commission on August 9, 2006 (the “Registration Statement”).
     On behalf of Business Objects, we are concurrently filing via EDGAR Amendment No. 2 to the Registration Statement (“Amendment No. 2”), and for the convenience of the Staff, we are providing copies of this letter and marked copies of Amendment No. 2 to Mr. Werbitt by overnight delivery. Amendment No. 2 as filed via EDGAR is marked as specified in Item 310 of Regulation S-T.
     In regards to the Staff’s comments, we have made the following changes to the Registration Statement:
     1. In response to the Staff’s comment regarding the undertakings in Part II of the Registration Statement, Business Objects has revised the disclosure on page II-3 of Amendment No. 2.
     2. In response to the Staff’s comment regarding the opinion filed as Exhibit 5.1 to the Registration Statement, Business Objects advises the Staff that it has included a revised opinion of counsel with Amendment No.2 that does not contain the assumption discussed with the Staff.
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Securities and Exchange Commission
Re: Business Objects S.A.
December 6, 2006

     On behalf of Business Objects, we inform the Staff that we will be requesting acceleration of the effectiveness of the Registration Statement as soon as practicable after the comments of the Staff concerning the disclosure set forth in the Registration Statement have been satisfied. Pursuant to Rule 461, such request may be made either in writing or orally. If the request is made orally, we advise you that Business Objects is aware of its obligations under the Securities Act of 1933, as amended, in connection with such request for acceleration.
     An appropriate request for acceleration of effectiveness and information required pursuant to Rules 460 and 461 of the Securities Act and 15c2-8 of the Securities Exchange Act of 1934, as amended, will be delivered to the Staff.
     In anticipation of providing a request for acceleration of the Registration Statement, pursuant to the letter dated September 5, 2006 from the Commission to Business Objects, Business Objects hereby acknowledges the following:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	Business Objects may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     Pursuant to Rule 472, Amendment No. 2 is filed herewith in response to the Staff’s oral comments. Business Objects confirms that no additional material changes were made in Amendment No. 2 for reasons other than: (i) in response to a specific Staff comment; (ii) as noted in this response letter; (iii) to provide certain updates to the risk factors and (iv) to update the undertakings.

Securities and Exchange Commission
Re: Business Objects S.A.
December 6, 2006

     Please direct your questions or comments to Julia Reigel of this office (650-320-4509) or me (650-849-3124). In addition, we would request that you provide a facsimile of any additional comments you may have to Ms. Reigel and me at 650-493-6811. Thank you for your assistance.
Sincerely,
/s/ Michael Post
Michael Post
WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

cc:	Susan J. Wolfe, Esq. Wendy Boufford, Esq. Larry W. Sonsini, Esq. Julia Reigel, Esq.